Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	July 2019
Distribution Date	08/15/19
Transaction Month	47
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$13,522,049.44	0.1616890	$4,358,684.62	0.0521187	$9,163,364.82
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$81,902,049.44	0.0808502	$72,738,684.62	0.0718045	$9,163,364.82

Weighted Avg. Coupon (WAC)	3.14%		3.16%
Weighted Avg. Remaining Maturity (WARM)	16.74		15.97
Pool Receivables Balance	$99,446,077.15		$90,001,099.26
Remaining Number of Receivables	21,008		20,056

Adjusted Pool Balance	$97,212,035.99		$88,048,671.17

III. COLLECTIONS

Principal:
Principal Collections	$9,251,177.94
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$135,726.90
Total Principal Collections	$9,386,904.84

Interest:
Interest Collections	$258,292.57
Late Fees & Other Charges	$27,997.41
Interest on Repurchase Principal	$-
Total Interest Collections	$286,289.98

Collection Account Interest	$14,634.31
Reserve Account Interest	$4,673.10
Servicer Advances	$-

Total Collections	$9,692,502.23

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	July 2019
Distribution Date	08/15/19
Transaction Month	47
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$9,692,502.23
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$9,692,502.23

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$82,871.73	$-	$82,871.73	82,871.73
Collection Account Interest					$14,634.31
Late Fees & Other Charges					$27,997.41
Total due to Servicer					$125,503.45

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$-		$-
Class A-2-B Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$20,057.71		$20,057.71

Total Class A interest:		$20,057.71		$20,057.71	20,057.71

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7. Third Priority Principal Distribution:		$-		$-	0.00

8. Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

Available Funds Remaining:					$9,396,531.90

9. Regular Principal Distribution Amount:					9,163,364.82

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2-A Notes		$-
Class A-2-B Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$9,163,364.82
Class A Notes Total:	$9,163,364.82	$9,163,364.82
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$9,163,364.82	$9,163,364.82

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			233,167.08

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,234,041.16
Beginning Period Amount	$2,234,041.16
Current Period Amortization	$281,613.07
Ending Period Required Amount	$1,952,428.09
Ending Period Amount	$1,952,428.09
Next Distribution Date Required Amount	$1,692,803.16

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	July 2019
Distribution Date	08/15/19
Transaction Month	47
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	15.75%	17.39%	17.39%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.24%	19,703	97.51%	$87,763,776.32
30 - 60 Days	1.32%	265	1.92%	$1,731,450.09
61 - 90 Days	0.37%	74	0.50%	$449,675.67
91-120 Days	0.07%	14	0.06%	$56,197.18
121 + Days	0.00%	0	0.00%	$-
Total		20,056		$90,001,099.26

Delinquent Receivables 30+ Days Past Due
Current Period	1.76%	353	2.49%	$2,237,322.94
1st Preceding Collection Period	1.81%	381	2.60%	$2,583,967.32
2nd Preceding Collection Period	1.78%	392	2.49%	$2,718,187.75
3rd Preceding Collection Period	1.47%	340	1.94%	$2,317,546.87
Four-Month Average	1.71%		2.38%

Repossession in Current Period		21		$161,561.57
Repossession Inventory		56		$114,506.07

Current Charge-Offs
Gross Principal of Charge-Offs				$193,799.95
Recoveries				$(135,726.90)
Net Loss				$58,073.05

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.70%

Average Pool Balance for Current Period				$94,723,588.20

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.74%
1st Preceding Collection Period				0.53%
2nd Preceding Collection Period				-0.06%
3rd Preceding Collection Period				-0.15%
Four-Month Average				0.26%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	24	2,386	$29,379,994.34
Recoveries	17	2,151	$(16,997,216.21)
Net Loss			$12,382,778.13
Cumulative Net Loss as a % of Initial Pool Balance			1.17%

Net Loss for Receivables that have experienced a Net Loss *	20	1,689	$12,483,953.13
Average Net Loss for Receivables that have experienced a Net Loss			$7,391.33

Principal Balance of Extensions			$506,076.77
Number of Extensions			61

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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